Basis of Presentation and General Information, General Information (Details)		12 Months Ended
	Apr. 14, 2025 Vessel $ / shares shares	Dec. 31, 2024 shares
Basis of Presentation and General Information [Abstract]
Year of inception		2024
Common shares, shares issued (in shares)		1,000
Common shares, shares outstanding (in shares)		1,000
Subsequent Event [Member]
Basis of Presentation and General Information [Abstract]
Number of vessels owned by each subsidiary | Vessel	1
Common shares, shares issued (in shares)	2,386,732
Common shares, shares outstanding (in shares)	2,386,732
1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member] | Subsequent Event [Member]
Basis of Presentation and General Information [Abstract]
Preferred shares, shares issued (in shares)	2,000,000
Preferred shares, dividend rate	1.00%
Preferred shares, stated amount (in dollars per share) | $ / shares	$ 25
Preferred shares, par value (in dollars per share) | $ / shares	$ 0.001
Series B Preferred Shares [Member] | Subsequent Event [Member]
Basis of Presentation and General Information [Abstract]
Preferred shares, shares issued (in shares)	40,000
Preferred shares, par value (in dollars per share) | $ / shares	$ 0.001